Provisions Relating to Customer Liability	12 Months Ended
Mar. 31, 2023
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Provisions Relating to Customer Liability

46.
During the year ended March 31, 2022, Jaguar Land Rover has created a provision of Rs
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4,286.6 million (GBP43 million) in relation to customer liabilities arising from sanctions imposed against Russia by many countries, preventing the shipment of vehicles and certain parts to the Russian market.